TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions		$ 152	$ 162
Other interest on provision for uncertain tax positions		14	15
Maximum potential liability		155
Tax receivables relating to payments		106	95
Deferred tax assets		201	202
Revenue		$ 5,212	$ 4,560	$ 5,138
UK corporation tax rate (as a percent)	25.00%	19.00%	19.00%	19.00%
Profit before taxation		$ 586	$ 246	$ 743
Expected taxation at UK statutory rate		111	47	141
Differences in overseas taxation rates		(17)	(37)	5
R&D credits		(12)	(9)	(8)
Tax losses not recognised		7	15
Impact of US tax reform			(142)
Expenses not deductible for tax purposes		22	29	18
Change in tax rates		14	12	(3)
Withholding tax on unremitted earnings		(4)	7	4
Adjustments in respect of prior years		(29)	(197)	(18)
Total taxation as per the income statement		62	(202)	143
Non taxable accounting gains on UK owned investments		17
Net impact to deferred tax assets and liabilities		6
Unused tax losses
Reconciliation of expected tax charge
Deferred tax assets		0
Recognition of previously unrecognised tax losses		(2)	(45)	$ (2)
UK
Reconciliation of expected tax charge
Adjustments in respect of prior years		$ (29)	$ (197)